CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash Flows From Operating Activities:
Net loss	$ (646,302)	$ (403,197)	$ (2,667,937)	$ (6,376,468)
Less: income from discontinued operations	(12,312)	(13,215)	(70,155)	(155,797)
Loss from continuing operations	(658,614)	(416,412)	(2,738,092)	(6,532,265)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	122,938	125,635	501,463	599,930
Stock-based compensation	85,090	164,246	222,142	500,739
Stock based fees paid to client as a reduction to revenue			1,299,963
(Gain) on the sale of used equipment	(5,380)			(17,738)
Changes in assets and liabilities:
Accounts receivable	(1,413,358)	(2,024,034)	1,625,620	(1,714,625)
Prepaid expenses	(128,404)	(18,093)	78,886	141,528
Other current assets	520	2,290	14,434	(2,158)
Other assets				10,000
Accounts payable	(136,597)	734,519	49,889	576,018
Accrued interest on secured note from related party				89,425
Accrued expenses	140,069	64,802	(60,572)	123,778
Deferred revenue	935,272	848,911	(895,221)	2,428,673
Net cash provided by (used in) continuing operations	(1,058,464)	(518,136)	98,512	(3,796,695)
Income from discontinued operations	12,312	13,215	70,155	155,797
Changes in assets of discontinued operations	1,420	5,628	6,576	4,571
Net cash provided by discontinued operations	13,732	18,843	76,731	160,368
Net cash provided by (used in) operating activities	(1,044,732)	(499,293)	175,243	(3,636,327)
Cash Flows From Investing Activities:
Purchase of property and equipment	(25,214)	(10,188)	(34,351)	(139,862)
Proceeds from the sale of equipment	5,380			79,053
Net cash used in investing activities	(19,834)	(10,188)	(34,351)	(60,809)
Cash Flows From Financing Activities:
Gross proceeds from sale of preferred stock and warrants		4,080	4,080	1,899,999
Fees paid in connection with sale of preferred stock and warrants				(13,013)
Payments on notes payable	(34,864)	(27,474)	(112,905)	(521,855)
Gross proceeds from secured note from related party				2,000,000
Gross proceeds loan payable to related party				500,000
Payments on capital leases	(76,247)	(55,224)	(268,743)	(200,703)
Net cash (used in) provided by financing activities	(111,111)	(78,618)	(377,568)	3,664,428
Net (decrease) in cash	(1,175,677)	(588,099)	(236,676)	(32,708)
Cash - beginning of the period	3,161,617	3,398,293	3,398,293	3,431,001
Cash - end of the period	1,985,940	2,810,194	3,161,617	3,398,293
Supplemental Disclosures of Cash Flow Information
Cash payments for interest	$ 5,294	3,978	25,249	125,012
Non cash investing and financing activities:
Acquisition of equipment acquired through capital leases		$ 131,078	$ 232,135	164,880
Fair value of warrant liability whose anti-dilution provisions expired during the period				5,760
Issuance of preferred stock and warrants valued at the amounts owed on secured notes plus accrued interest from related party and loan from related party				$ 2,589,425